Expense Example, No Redemption	Eaton Vance Georgia Municipal Income Fund Class A 1 Year	Eaton Vance Georgia Municipal Income Fund Class A 3 Years	Eaton Vance Georgia Municipal Income Fund Class A 5 Years	Eaton Vance Georgia Municipal Income Fund Class A 10 Years	Eaton Vance Georgia Municipal Income Fund Class C 1 Year	Eaton Vance Georgia Municipal Income Fund Class C 3 Years	Eaton Vance Georgia Municipal Income Fund Class C 5 Years	Eaton Vance Georgia Municipal Income Fund Class C 10 Years	Eaton Vance Georgia Municipal Income Fund Class I 1 Year	Eaton Vance Georgia Municipal Income Fund Class I 3 Years	Eaton Vance Georgia Municipal Income Fund Class I 5 Years	Eaton Vance Georgia Municipal Income Fund Class I 10 Years	Eaton Vance Maryland Municipal Income Fund Class A 1 Year	Eaton Vance Maryland Municipal Income Fund Class A 3 Years	Eaton Vance Maryland Municipal Income Fund Class A 5 Years	Eaton Vance Maryland Municipal Income Fund Class A 10 Years	Eaton Vance Maryland Municipal Income Fund Class C 1 Year	Eaton Vance Maryland Municipal Income Fund Class C 3 Years	Eaton Vance Maryland Municipal Income Fund Class C 5 Years	Eaton Vance Maryland Municipal Income Fund Class C 10 Years	Eaton Vance Maryland Municipal Income Fund Class I 1 Year	Eaton Vance Maryland Municipal Income Fund Class I 3 Years	Eaton Vance Maryland Municipal Income Fund Class I 5 Years	Eaton Vance Maryland Municipal Income Fund Class I 10 Years	Eaton Vance Missouri Municipal Income Fund Class A 1 Year	Eaton Vance Missouri Municipal Income Fund Class A 3 Years	Eaton Vance Missouri Municipal Income Fund Class A 5 Years	Eaton Vance Missouri Municipal Income Fund Class A 10 Years	Eaton Vance Missouri Municipal Income Fund Class C 1 Year	Eaton Vance Missouri Municipal Income Fund Class C 3 Years	Eaton Vance Missouri Municipal Income Fund Class C 5 Years	Eaton Vance Missouri Municipal Income Fund Class C 10 Years	Eaton Vance Missouri Municipal Income Fund Class I 1 Year	Eaton Vance Missouri Municipal Income Fund Class I 3 Years	Eaton Vance Missouri Municipal Income Fund Class I 5 Years	Eaton Vance Missouri Municipal Income Fund Class I 10 Years	Eaton Vance North Carolina Municipal Income Fund Class A 1 Year	Eaton Vance North Carolina Municipal Income Fund Class A 3 Years	Eaton Vance North Carolina Municipal Income Fund Class A 5 Years	Eaton Vance North Carolina Municipal Income Fund Class A 10 Years	Eaton Vance North Carolina Municipal Income Fund Class C 1 Year	Eaton Vance North Carolina Municipal Income Fund Class C 3 Years	Eaton Vance North Carolina Municipal Income Fund Class C 5 Years	Eaton Vance North Carolina Municipal Income Fund Class C 10 Years	Eaton Vance North Carolina Municipal Income Fund Class I 1 Year	Eaton Vance North Carolina Municipal Income Fund Class I 3 Years	Eaton Vance North Carolina Municipal Income Fund Class I 5 Years	Eaton Vance North Carolina Municipal Income Fund Class I 10 Years	Eaton Vance Oregon Municipal Income Fund Class A 1 Year	Eaton Vance Oregon Municipal Income Fund Class A 3 Years	Eaton Vance Oregon Municipal Income Fund Class A 5 Years	Eaton Vance Oregon Municipal Income Fund Class A 10 Years	Eaton Vance Oregon Municipal Income Fund Class C 1 Year	Eaton Vance Oregon Municipal Income Fund Class C 3 Years	Eaton Vance Oregon Municipal Income Fund Class C 5 Years	Eaton Vance Oregon Municipal Income Fund Class C 10 Years	Eaton Vance Oregon Municipal Income Fund Class I 1 Year	Eaton Vance Oregon Municipal Income Fund Class I 3 Years	Eaton Vance Oregon Municipal Income Fund Class I 5 Years	Eaton Vance Oregon Municipal Income Fund Class I 10 Years	Eaton Vance South Carolina Municipal Income Fund Class A 1 Year	Eaton Vance South Carolina Municipal Income Fund Class A 3 Years	Eaton Vance South Carolina Municipal Income Fund Class A 5 Years	Eaton Vance South Carolina Municipal Income Fund Class A 10 Years	Eaton Vance South Carolina Municipal Income Fund Class C 1 Year	Eaton Vance South Carolina Municipal Income Fund Class C 3 Years	Eaton Vance South Carolina Municipal Income Fund Class C 5 Years	Eaton Vance South Carolina Municipal Income Fund Class C 10 Years	Eaton Vance South Carolina Municipal Income Fund Class I 1 Year	Eaton Vance South Carolina Municipal Income Fund Class I 3 Years	Eaton Vance South Carolina Municipal Income Fund Class I 5 Years	Eaton Vance South Carolina Municipal Income Fund Class I 10 Years	Eaton Vance Virginia Municipal Income Fund Class A 1 Year	Eaton Vance Virginia Municipal Income Fund Class A 3 Years	Eaton Vance Virginia Municipal Income Fund Class A 5 Years	Eaton Vance Virginia Municipal Income Fund Class A 10 Years	Eaton Vance Virginia Municipal Income Fund Class C 1 Year	Eaton Vance Virginia Municipal Income Fund Class C 3 Years	Eaton Vance Virginia Municipal Income Fund Class C 5 Years	Eaton Vance Virginia Municipal Income Fund Class C 10 Years	Eaton Vance Virginia Municipal Income Fund Class I 1 Year	Eaton Vance Virginia Municipal Income Fund Class I 3 Years	Eaton Vance Virginia Municipal Income Fund Class I 5 Years	Eaton Vance Virginia Municipal Income Fund Class I 10 Years
USD ($)	395	545	707	1,179	149	462	797	1,543	52	164	285	640	397	551	718	1,202	151	468	808	1,565	54	170	296	665	395	545	707	1,179	149	462	797	1,543	52	164	285	640	394	542	702	1,167	148	459	792	1,531	51	160	280	628	395	545	707	1,179	150	465	803	1,551	52	164	285	640	395	545	707	1,179	149	462	797	1,543	52	164	285	640	398	554	723	1,214	152	471	813	1,576	55	173	302	677